Annual Total Returns- JPMorgan Core Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Core Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.30%	5.08%	(1.77%)	5.21%	0.70%	2.28%	3.81%	0.20%	8.34%	8.12%